Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	$ 15,367	$ 15,117
Letters of credit outstanding	271	466
Subordinated Debentures Due On December | The Manufacturers Life Insurance Company
Disclosure of contingent liabilities [line items]
Guaranteed payment of amounts on subordinated debenture	650
Mature in 30 days
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	1,143	781
Less than 1 year
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	3,217	4,627
Mature after 1 year
Disclosure of contingent liabilities [line items]
Investment commitments outstanding	$ 11,007	$ 9,709